Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods	₩ 822,177	₩ 1,180,329
Work-in-process	1,235,363	1,202,548
Raw materials	651,602	786,739
Supplies	163,776	180,759
Inventories	₩ 2,872,918	₩ 3,350,375